Crypto asset borrowings (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Platform Operator, Crypto Asset [Abstract]
Crypto asset borrowings fee	¥ 51	¥ 35	¥ 49